Condensed Financial Statements - Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 114,567	$ 86,584	$ 80,979
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	17,875	14,314	11,473
Loss (gain) on forward contracts marked to market	(9,087)	(2,053)	1,600
Changes in assets and liabilities:
Other current assets	(3,723)	1,250	(332)
Other non-current assets	(1,077)	6	237
Other taxes payable	239	1,511	184
Accrued liabilities	6,570	6,431	(1,698)
Net cash provided by operating activities	181,508	131,055	101,064
Investing activities:
Increase of restricted cash related to share repurchases	(2,712)	2,032	(396)
Net cash provided by (used in) investing activities	(165,419)	(117,577)	(178,534)
Financing activities:
Repayment of short-term bank borrowings	(62,273)	(46,853)	(27,500)
Proceeds from short-term bank borrowings	66,774	77,241	55,950
Proceeds from exercise of share options	4,950	1,381	1,637
Repurchase of ordinary shares issued for convertible notes	(1,163)	(37,003)
Repurchase of ordinary shares		(30,000)
Net cash provided by (used in) financing activities	17,932	(31,239)	29,772
Net increase (decrease) in cash and cash equivalents	34,738	(17,235)	(44,033)
Cash and cash equivalents at beginning of year	54,133	71,368	115,401
Cash and cash equivalents at end of year	88,871	54,133	71,368
Parent Company
Operating activities:
Net income	114,567	86,584	80,979
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	15,513	13,329	10,227
Equity in earnings of subsidiaries	(117,338)	(96,284)	(90,212)
Loss (gain) on forward contracts marked to market	(7,722)	(2,460)	1,199
Changes in assets and liabilities:
Other current assets	(34)	210	(163)
Other non-current assets	42	74	74
Other current liabilities		(770)
Other taxes payable	196	(243)	59
Accrued liabilities	(9)	(183)	(269)
Net cash provided by operating activities	5,215	257	1,894
Investing activities:
Long-term investments in subsidiaries	(9,067)	(11,275)	(32,012)
Dividends received from subsidiaries		43,183	5,000
Increase of restricted cash related to share repurchases	(2,837)
Intercompany loan received from subsidiaries	6,610	53,016
Net cash provided by (used in) investing activities	(5,294)	84,924	(27,012)
Financing activities:
Repayment of short-term bank borrowings		(20,000)
Proceeds from short-term bank borrowings			20,000
Proceeds from exercise of share options	4,949	1,381	1,637
Repurchase of ordinary shares issued for convertible notes		(37,003)
Repurchase of ordinary shares	(1,163)	(30,000)
Net cash provided by (used in) financing activities	3,786	(85,622)	21,637
Net increase (decrease) in cash and cash equivalents	3,707	(441)	(3,481)
Cash and cash equivalents at beginning of year	1,539	1,980	5,461
Cash and cash equivalents at end of year	5,246	1,539	1,980
Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received			$ 40,634